INTANGIBLE ASSETS - Disclosure of Reasonably Possible Changes in Key Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Goodwill [Line Items]
Value in use estimate, increase (decrease) in cash flows	10.00%	10.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%
Value in use estimate, impairment decrease sensitivity for cash flows adjustment	£ 764	£ 818
Value in use estimate, impairment decrease sensitivity for discount rate adjustment	£ 622	£ 663